Dividends - Summary of dividends per share (Detail)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 $ / shares
Final Dividends [Member] | Rio Tinto plc [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend per share | (per share)	$ 1.800	£ 1.3596		$ 1.800	£ 1.2943		$ 1.250	£ 1.0056
Interim dividend per share | (per share)	1.510	1.2332		1.270	0.9682		1.100	0.8313
Final Dividends [Member] | Rio Tinto Limited [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend per share			$ 2.5089			$ 2.2853			$ 1.6362
Interim dividend per share			2.1908			1.7084			1.3772
Special Dividends [Member] | Rio Tinto plc [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend per share | (per share)	2.430	1.8355		$ 0.0000			$ 0.0000
Interim dividend per share | (per share)	$ 0.610	£ 0.4982			£ 0.0000			£ 0.0000
Special Dividends [Member] | Rio Tinto Limited [Member]
Disclosure of Dividends [Line Items]
Previous year final dividend per share			3.3870			0.0000			0.0000
Interim dividend per share			$ 0.8850			$ 0.000			$ 0.000